Deutsche Investment Management Americas Inc.
One Beacon Street
Boston, MA 02108

May 4, 2010

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC  20549

RE:
Cash Management Fund, Cash Reserves Fund Institutional, DWS Equity 500 Index Fund, DWS EAFE® Equity Index Fund and DWS U.S. Bond Index Fund (the “Funds”), each a series of DWS Institutional Funds (the “Trust”) (Reg. Nos. 033-34079 and 811-06071)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Trust hereby certifies that the form of Prospectuses and Statements of Additional Information that would have been filed on behalf of the Funds pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No. 90 to the Trust’s Registration Statement on form N-1A (the “Amendment”), does not differ from that contained in the Amendment, which is the most recent Registration Statement and was filed electronically on April 28, 2010.

Any comments or questions on this filing should be directed to the undersigned at (617) 295-3986.

Very truly yours,

                     /s/Scott D. Hogan
                     Scott D. Hogan
Vice President
Deutsche Investment Management Americas Inc.

aht/sh

cc:           Thomas Hiller, Esq., Ropes & Gray